S-K 1602, SPAC Registered Offerings	Mar. 20, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we have not completed our initial business combination within 24 months from the closing of this offering, we will redeem 100% of the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (less permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and as further described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care, which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders; provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

In addition, members of our management team and our board of directors will directly or indirectly own founder shares and/or private placement units following this offering, as set forth in “Principal Shareholders,” including our independent directors who will receive for their services as a director an indirect interest in the founder shares through membership interests in Oceanhawk Sponsor, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Our management team, in their capacities as directors, officers or employees of our sponsor or its affiliates or in their other endeavors, may choose to present potential business combinations to the related entities described above, current or future entities affiliated with or managed by our sponsor, or third parties, before they present such opportunities to us, subject to his or her fiduciary duties under Cayman Islands law and any other applicable fiduciary duties.

Our directors and officers presently have, and any of them in the future may have, additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our directors or officers becomes aware of a business combination opportunity that is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she may need to honor these fiduciary or contractual obligations to present such business combination opportunity to such entity, or in the case of a non-compete restriction, may not present such opportunity to us at all, subject to his or her fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. Our directors and officers are also not required to commit any specified amount of time to our affairs, and, accordingly, will have conflicts of interest in allocating management time among various business activities, including identifying potential business combinations and monitoring the related due diligence. See “Risk Factors — Certain of our directors and officers are now, and all of them may in the future become, affiliated with entities engaged in business activities similar to those intended to be conducted by us and, accordingly, may have conflicts of interest in determining to which entity a particular business opportunity should be presented.”

Accordingly, if any of the above directors or officers become aware of a business combination opportunity which is suitable for any of the above entities to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. However at this time, we are not aware of any fiduciary duties or contractual obligations of our officers or directors that will materially affect our ability to identify and pursue business combination opportunities or complete our initial business combination, because the other special purpose acquisition companies that a director of ours is also a director of has either already identified a business combination target or is seeking a business combination target with different criteria and guidelines.

In light of the involvement of Oceanhawk Sponsor and our officers and directors with other entities, we may decide to acquire one or more businesses affiliated with or competitive with Oceanhawk Sponsor, officers, directors and their respective affiliates or existing holders. Oceanhawk Sponsor and our officers and directors are not currently aware of any specific opportunities for us to complete our initial business combination with any entities with which they are affiliated, and there have been no substantive discussions concerning a business combination with any such entity or entities. Although we will not be specifically focusing on, or targeting, any transaction with any affiliated entities, we would pursue such a transaction if we determined that such affiliated entity met our criteria for a business combination as set forth in “Business — Selection of a Target Business and Structuring of our Initial Business Combination” and such transaction was approved by a majority of our independent and disinterested directors. Despite our agreement to obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions regarding the fairness to our company from a financial point of view of a business combination with one or more domestic or international businesses affiliated with Oceanhawk Sponsor, officers, directors or existing holders, potential conflicts of interest still may exist and, as a result, the terms of the business combination may not be as advantageous to our public shareholders as they would be absent any conflicts of interest. Furthermore, if the initial business combination is not completed in the period provided, the membership interests of Oceanhawk Sponsor, founder shares, the private placement units and the rights become worthless, which may influence Oceanhawk Sponsor and our officers and directors while pursuing and completing an initial business combination.

•        Our sponsor subscribed for founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our initial shareholders, directors and officers have agreed to waive their redemption rights with respect to any founder shares and public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares (including the underlying Class A ordinary shares issuable upon the conversion of the founder shares), private placement units (including any private placement shares, private placement rights and any Class A ordinary shares underlying the private placement rights) if we fail to consummate our initial business combination within 24 months after the closing of this offering. However, if our initial shareholders (or any of our directors, officers or affiliates) acquire public shares, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to consummate our initial business combination within the prescribed time frame. If we do not complete our initial business combination within the prescribed time frame, the private placement units (and their underlying securities) will likely be worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or saleable by our initial shareholders until 180 days after the completion of our initial business combination. Notwithstanding the above, 100% of any founder shares will become immediately transferable, subsequent to any initial business combination, (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. With certain limited exceptions, the private placement units (including any private placement shares, private placement rights and any Class A ordinary shares underlying the private placement rights) will not be transferable, assignable or saleable by Oceanhawk Sponsor until 30 days after the completion of our initial business combination. Since our sponsor and directors and officers may directly or indirectly own ordinary shares and rights and will directly or indirectly own founder shares following this offering, our directors and officers may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our directors and officers may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

•        Our directors and officers may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such directors and officers was included by a target business as a condition to any agreement with respect to our initial business combination.

The conflicts described above may not be resolved in our favor.

If any of the above executive officers, directors or director nominees becomes aware of a business combination opportunity which is suitable for any other entity to which he has current fiduciary or contractual obligations, he will honor his fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity. We do not believe, however, that any of the foregoing fiduciary duties or contractual obligations will materially affect our ability to complete our initial business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with Oceanhawk Sponsor, our directors or officers, or the sponsor members or making the acquisition through a joint venture or other form of shared ownership with either of Oceanhawk Sponsor, our directors or officers, or the sponsor members. In the event we seek to complete our initial business combination with such a company, we, or a committee of independent and disinterested directors, would obtain an opinion from an independent investment banking firm that is a member of FINRA or from an independent accounting firm that such an initial business combination is fair to our company from a financial point of view. In addition, pursuant to Nasdaq listing rules, our initial business combination must be approved by a majority of our independent directors.

In addition, Oceanhawk Sponsor or any of its affiliates may make additional investments in the company in connection with the initial business combination, although Oceanhawk Sponsor and its affiliates have no obligation or current intention to do so. If Oceanhawk Sponsor, or any of its affiliates elects to make additional investments, such proposed investments could influence Oceanhawk Sponsor and our sponsor’s motivation to complete an initial business combination.

In the event that we submit our initial business combination to our public shareholders for a vote, our initial shareholders, directors and officers have agreed (and their permitted transferees will agree), pursuant to the terms of a letter agreement entered into with us, to vote any founder shares, private placement shares, and public shares held by them in favor of our initial business combination (including any shares purchased during or after this offering in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction).

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option. See the sections titled “Prospectus Summary — Dilution,” “The Offering — Founder shares conversion and anti-dilution rights,” “Risk Factors — Risks Relating to Oceanhawk Sponsor and Management Team — Our initial shareholders paid an aggregate of $25,000 to cover certain of our offering costs in exchange for 5,750,000 founder shares, or approximately $0.004 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares,” “Risk Factors — Risks Relating to Our Securities — The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline,” “Risk Factors — Risks Relating to Our Securities — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination.”

As of December 31, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 4,751,438 or 5,484,423 public shares redeemed)		50% of Maximum Redemption (assumes 9,502,876 or 10,968,846 public shares redeemed)		75% of Maximum Redemption (assumes 14,254,314 or 16,453,269 public shares redeemed)		Maximum Redemption (assumes 19,005,753 or 21,937,693 public shares redeemed)
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.63	$7.08	$2.92	$6.22	$3.78	$4.62	$5.38	$0.67	$9.33
Assuming No Exercise of Over-Allotment Option
$7.62	$7.08	$2.92	$6.21	$3.79	$4.63	$5.37	$0.76	$9.24

Prior to this offering, there has been no public market for our units, Class A ordinary shares or public rights. We have applied to list our units on The Nasdaq Stock Market (“Nasdaq”) under the symbol “OHACU” on or promptly after the date of this prospectus. We cannot guarantee that our securities will be approved for listing on Nasdaq. The Class A ordinary shares and public rights constituting the units will begin separate trading on the 52nd day following the date of this prospectus (or, if such date is not a business day, the following business day) or earlier, with the consent of The Benchmark Company, LLC, subject to our filing a Current Report on Form 8-K with the Securities and Exchange Commission (the “SEC”) containing an audited balance sheet of the company reflecting our receipt of the gross proceeds of this offering and issuing a press release announcing when such separate trading will begin. Once the securities constituting the units begin separate trading, we expect that the Class A ordinary shares and public rights will be listed on Nasdaq under the symbols “OHAC” and “OHACR,” respectively.

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Oceanhawk Acquisition I Sponsor, LLC	$10,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, administrative and support services
Oceanhawk Acquisition I Sponsor, LLC	Up to $300,000 loan	Repayment of loans made to us to cover offering related and organizational expenses.
Oceanhawk Acquisition I Sponsor, LLC	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Oceanhawk Acquisition I Sponsor, LLC	Up to $1,500,000 of such loans may be convertible into private placement units, at a price of $10.00 per unit, at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination
Oceanhawk Acquisition I Sponsor, LLC	Payment of customary fees for financial advisory services	Payment in connection with financial advisory services
Oceanhawk Acquisition I Sponsor, LLC	5,750,000 Class B ordinary shares(1)	$25,000
Oceanhawk Acquisition I Sponsor, LLC	300,000 private placement units to be purchased simultaneously with the closing of this offering(2)	$3,000,000

(1)      Including an aggregate of up to 750,000 founder shares that are subject to forfeiture by Oceanhawk Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the so that the founder shares will represent approximately 20% of our issued and outstanding shares after this offering (excluding the private placement shares).

(2)      The non-managing sponsor members have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests in Oceanhawk Sponsor, an aggregate of            private placement units at a price of $10.00 per unit ($            ) in a private placement that will close simultaneously with the closing of this offering.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the net tangible book value (NTBV) per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities, by the number of outstanding Class A ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemption		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)
Increase attributable to public shares	7.68	7.69	7.14	7.14	6.27	6.28	4.69	4.68	0.76	0.73
Pro forma net tangible book value after this offering and the sale of private units	7.62	7.63	7.08	7.08	6.21	6.22	4.63	4.62	0.76	0.67
Dilution to public shareholders	2.38	2.37	2.92	2.92	3.79	3.78	5.37	5.38	9.24	9.33
Percentage of dilution to public shareholders	23.80%	23.70%	29.20%	29.20%	37.90%	37.80%	53.70%	53.80%	92.40%	93.30%
Numerator:
Net tangible book deficit before this offering	$(371,012)	$(371,012)	$(371,012)	$(371,012)	$(371,012)	$(371,012)	$(371,012)	$(371,012)	$(371,012)	$(371,012)
Net proceeds from this offering and sale of the private placement units(1)	202,275,000	232,425,000	202,275,000	232,425,000	202,275,000	232,425,000	202,275,000	232,425,000	202,275,000	232,425,000
Plus: Offering costs paid in advance, excluded from tangible book value before this offering	347,320	347,320	347,320	347,320	347,320	347,320	347,320	347,320	347,320	347,320
Less: Deferred underwriting commissions	(7,000,000)	(8,050,000)	(7,000,000)	(8,050,000)	(7,000,000)	(8,050,000)	(7,000,000)	(8,050,000)	(7,000,000)	(8,050,000)
Less: Over-allotment liability	(187,700)	—	(187,700)	—	(187,700)	—	(187,700)	—	(187,700)	—
Less: Amounts paid for redemptions(2)	—	—	(47,514,380)	(54,844,230)	(95,028,760)	(109,688,460)	(142,543,140)	(164,532,690)	(190,063,607)	(219,351,307)
	$195,063,608	$224,351,308	$147,547,708	$169,513,488	$100,031,808	$114,675,658	$52,515,908	$59,837,828	$5,000,001	$5,000,001
Denominator:
Class B ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Class B ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Class A ordinary shares included in the units offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Class A ordinary shares included in the private placement units	600,000	660,000	600,000	660,000	600,000	660,000	600,000	660,000	600,000	660,000
Less: Ordinary shares redeemed	—	—	(4,751,438)	(5,484,423)	(9,502,876)	(10,968,846)	(14,254,314)	(16,453,269)	(19,006,361)	(21,935,131)
	25,600,000	29,410,000	20,848,562	23,925,577	16,097,124	18,441,154	11,345,686	12,956,731	6,593,639	7,474,869

____________

(1)      Expenses applied against gross proceeds include offering expenses of $725,000 and underwriting commissions of $3,000,000 (or $3,450,000 if the underwriters’ over-allotment option is exercised in full) (excluding deferred underwriting fees). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $7,000,000 (or up to $8,050,000 if the underwriters’ over-allotment option is exercised in full) in the aggregate, payable to the underwriters for deferred underwriting commissions to be placed in a trust account located in the United States as described herein. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.